Summarised financial information (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised financial information of income statement

Six months ended 30 June 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(10)	(1)	(12)	—	(1)	1
Dividend income	—	—	—	—	2,519	—
Net finance income/(costs)	285	(19)	794	—	(233)	(32)
Profit/(loss) before taxation	275	(20)	782	—	2,285	(31)
Taxation on ordinary activities	—	(26)	(6)	—	55	(90)
Profit/(loss) for the period	275	(46)	776	—	2,340	(121)

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(3)	—	—	—	11	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	187	161	739	—	12	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,519	—

Six months ended 30 June 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(521)	—	(1)	—	15	4
Dividend income	—	—	1	—	2,276	—
Net finance income/(costs)	244	(96)	567	—	(267)	—
(Loss)/profit before taxation	(277)	(96)	567	—	2,024	4
Taxation on ordinary activities	—	(2)	7	—	64	(1)
(Loss)/profit for the period	(277)	(98)	574	—	2,088	3

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(513)	—	(8)	—	25	3
Transactions with non-issuer/non-guarantor subsidiaries net finance income	144	267	802	7	60	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	1	—	2,276	—

Summarised financial information of balance sheet

As at 30 June 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	21,097	2,252	1,392	304	56
Current assets	6,176	14,822	45,836	752	975	10
Non-current liabilities	1,580	18,650	11,572	1,392	7,690	14
Non-current borrowings	1,571	18,444	11,314	1,392	7,640	—
Other non-current liabilities	9	206	258	—	50	14
Current liabilities	82	17,251	32,808	751	2,899	128
Current borrowings	38	17,219	32,569	751	2,189	3
Other current liabilities	44	32	239	—	710	125

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,064	17,225	49,096	—	1,242	13
Amounts due to non-issuer/non-guarantor subsidiaries	4	3,115	32,843	—	10	2
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,398	1,504

As at 31 December 2023	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	20,691	2,238	1,422	318	43
Current assets	9,128	12,739	43,431	790	942	10
Non-current liabilities	1,580	18,266	12,901	1,422	9,163	11
Non-current borrowings	1,571	18,101	12,662	1,422	9,113	—
Other non-current liabilities	9	165	239	—	50	11
Current liabilities	339	15,137	30,091	789	1,301	4
Current borrowings	39	15,102	29,512	788	597	2
Other current liabilities	300	35	579	1	704	2

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,074	16,837	43,279	—	1,229	10
Amounts due to non-issuer/non-guarantor subsidiaries	—	3,735	25,686	—	18	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,185	1,537